OPERATING SEGMENTS - Key data by geographic region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Sales	$ 13,766	$ 13,457
Non-current assets	10,385	10,040
Canada [member]
Disclosure of geographical areas [line items]
Sales	2,416	2,437
Non-current assets	4,829	4,430
UNITED STATES
Disclosure of geographical areas [line items]
Sales	8,978	8,672
Non-current assets	4,838	4,898
Europe [member]
Disclosure of geographical areas [line items]
Sales	178	182
Non-current assets	2	5
South America [member]
Disclosure of geographical areas [line items]
Sales	431	396
Non-current assets	213	197
AUSTRALIA
Disclosure of geographical areas [line items]
Sales	1,679	1,769
Non-current assets	260	222
EGYPT
Disclosure of geographical areas [line items]
Sales	0	0
Non-current assets	238	285
Other countries [member]
Disclosure of geographical areas [line items]
Sales	84	1
Non-current assets	$ 5	$ 3